Subsequent Events	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 — SUBSEQUENT EVENTS

Nasdaq notices

On November 14, 2023, the Company received a notification from the Nasdaq Stock Market LLC (“Nasdaq”) regarding its compliance status. The notice indicates that the Company has not filed interim financial statements for the six-month period ended April 30, 2023, and as a result, is currently noncompliant with Nasdaq’s Listing Rules for continued listing. According to the notification from Nasdaq, the Company has been given a period of 60 calendar days, until January 16, 2024, to submit a detailed plan to regain compliance. If Nasdaq accepts the Company’s plan, the Company may be granted an extension of up to 180 calendar days from the original filing due date, or until April 29, 2024, to achieve compliance. On February 29, 2024, the Company issued a press release announcing its unaudited and unreviewed financial results for the six months ended April 30, 2023

On December 19, 2023, the Company received a notice from Nasdaq indicating that the Company’s listed security has not regained compliance with the minimum $1 bid price per share requirement in accordance with Nasdaq Listing Rules (the “Rules”). However, the Company has been provided an initial compliance period of 180 calendar days, or until June 3, 2024, to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price per share must meet or exceed $1.00 per share for a minimum of ten consecutive business days prior to or until June 3, 2024. On June 10, 2024, the Company received the determination letter from Nasdaq (the “Determination Letter”) that for the 17 consecutive business days, from May 15, 2024, to June 7, 2024, the closing bid price of the Company’s ordinary shares has been at $1.00 per share or greater. Accordingly, the Company has regained compliance with the Minimum Bid Requirement and this matter is now closed.

On June 10, 2024, the Company also received a notice from Nasdaq, that grant the Company an exception to file annual report on Form 20-F for the fiscal year ended October 31, 2023 by September 10, 2024, to enable the Company to regain compliance with Nasdaq Listing Rule 5250(c)(1). In the event the Company does not satisfy these terms, Nasdaq will provide written notification that the Company’s securities will be delisted.

On July 26, 2024, the Company received a deficiency letter (the “Nasdaq Bid Price Deficiency Letter”) from Nasdaq notifying the Company that, for the last 33 consecutive business days, the closing bid price for the Company’s ordinary shares has been below the minimum $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). Nasdaq provided a compliance period of 180 calendar days, until January 22, 2025, to regain compliance. If at any time during this 180-day period the closing bid price of the Company’s securities is at least $1.00 for a minimum of ten consecutive business days, the Company’s compliance with Rule 5550(a)(2) will be regained.

Equity activities

On November 24, 2023, the Company entered into a convertible promissory note agreement with a third-party investor in the principal amount of $63,333, which was fully settled by the Company’s issuance of 15,000 ordinary shares on December 20, 2023.

On April 24, 2024, the Company entered into two consulting agreements with two third parties. Pursuant to the agreements, the Company shall issue 1,500,000 ordinary shares to each of these two third parties. On April 24, 2024 and June 6, 2024, the Company issued an aggregated of 3,000,000 ordinary shares to these two parties.

On January 5, 2024, the Company singed a private placement agreement worth up to $6.8 million. The investment is in the form of a senior secured convertible promissory note (the “Note”). The Note has an 18-month maturity. In addition, the Note will be convertible into the Company’s ordinary shares at an initial conversion price equal to $1.00 per share, subject to adjustment as further specified in the Note. The Note will be repayable in cash upon maturity. Prior to maturity, the Investors can convert the Note into ordinary shares at conditions specified in the agreement. The Note contains certain prepayment options and participation rights. The private placement is subject to customary closing conditions. As part of the investment, the Investors are also granted five-year warrants equal to 50% of the funded amount at an initial exercise price equal to $1.00 per share, subject to adjustment. On January 5, 2024, the investor paid $1.5 million of securities as an advance payment for the initial tranche of $3.3 million in a private, the remaining $1.8 million of the initial tranche shall be paid to the Company upon satisfaction of certain post-closing conditions as set forth in the securities purchase agreement. After deducting the placement agent’s commission and other offering expenses payable by the Company, the net proceeds to the Company were approximately $1 million. On August 6, 2024, this agreement was terminated and the Company issued 300,000 ordinary shares together with a repayment of cash consideration of $1.375 million to settle the Note.

The Company has assessed all events from October 31, 2024 through September 9, 2024, which is the date that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements other than events detailed above.